Capital Group New Geography Equity ETF
Investment portfolio
February 28, 2026
unaudited

Common stocks 97.41% Information technology 26.06%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	450,561	$168,771
SK hynix, Inc.	105,017	77,458
Broadcom, Inc.	92,063	29,419
Microsoft Corp.	72,209	28,359
NVIDIA Corp.	136,389	24,167
ASML Holding NV	11,939	17,400
ASML Holding NV (ADR)	3,137	4,550
Tokyo Electron, Ltd.	76,900	21,672
Samsung Electronics Co., Ltd.	128,155	19,288
KLA Corp.	7,869	11,997
MediaTek, Inc.	128,000	7,976
Elite Material Co., Ltd.	96,000	7,505
Corning, Inc.	36,256	5,452
Xiaomi Corp., Class B (a)	1,217,600	5,432
Cloudflare, Inc., Class A (a)	27,724	4,774
Accton Technology Corp.	102,000	4,575
Baidu, Inc., Class A (a)	241,200	3,814
Jentech Precision Industrial Co., Ltd.	36,000	3,599
Capgemini SE	23,748	3,001
eMemory Technology, Inc.	35,000	2,837
Micron Technology, Inc.	6,018	2,481
Intel Corp. (a)	47,329	2,159
NAURA Technology Group Co., Ltd., Class A	30,300	2,085
Kokusai Electric Corp.	47,200	1,954
E Ink Holdings, Inc.	320,000	1,917
		462,642
Financials 17.17%
Banco Bilbao Vizcaya Argentaria SA	981,124	22,896
Nu Holdings, Ltd., Class A (a)	1,317,684	19,739
Standard Chartered PLC	673,695	16,633
Mastercard, Inc., Class A	29,910	15,470
Abu Dhabi Islamic Bank PJSC	2,036,010	14,135
Capitec Bank Holdings, Ltd.	43,869	13,068
AIA Group, Ltd.	1,040,400	11,543
Kotak Mahindra Bank, Ltd.	2,226,728	10,162
Eurobank SA	1,998,343	9,256
KB Financial Group, Inc.	68,868	7,612
XP, Inc., Class A	353,512	7,611
Axis Bank, Ltd.	475,996	7,241
PICC Property and Casualty Co., Ltd., Class H	3,376,000	6,986
Al Rajhi Banking and Investment Corp., non-registered shares	249,771	6,726
Aon PLC, Class A	19,991	6,706
UniCredit SpA	68,047	5,822
Brookfield Corp., Class A	132,413	5,805
Emirates NBD Bank PJSC	616,532	5,539
Capital Group New Geography Equity ETF — Page 1 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Cholamandalam Investment and Finance Co., Ltd.	286,056	$5,442
Shriram Finance, Ltd.	450,663	5,347
National Bank of Greece SA	327,487	5,334
Hana Financial Group, Inc.	57,532	4,871
B3 SA - Brasil, Bolsa, Balcao	1,346,715	4,702
Saudi Awwal Bank SJSC, non-registered shares	514,140	4,691
Banco BTG Pactual SA, units	391,895	4,683
Visa, Inc., Class A	14,346	4,593
Credicorp, Ltd.	13,258	4,592
Bajaj Finance, Ltd.	407,348	4,459
OTP Bank PLC	35,686	4,399
Bank of the Philippine Islands	2,053,970	4,132
Samsung Life Insurance Co., Ltd.	25,263	4,039
ICICI Bank, Ltd. (ADR)	130,559	3,983
Grupo Financiero Banorte, SAB de CV, Series O	333,520	3,803
FirstRand, Ltd.	608,112	3,788
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,413,198	3,766
HSBC Holdings PLC	178,663	3,356
China Merchants Bank Co., Ltd., Class H	509,500	3,181
PB Fintech, Ltd. (a)	188,413	3,068
Futu Holdings, Ltd. (ADR) (a)	20,172	3,002
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	3,634,000	2,978
BSE, Ltd.	98,979	2,945
Saudi National Bank (The)	261,472	2,906
Banco Santander SA	211,450	2,696
Vietnam Technological and Commercial JSCB (The)	1,772,000	2,639
Hong Kong Exchanges and Clearing, Ltd.	47,400	2,539
Woori Financial Group, Inc.	92,829	2,323
Akbank TAS	909,339	1,866
AU Small Finance Bank, Ltd.	173,495	1,828
		304,901
Industrials 12.39%
Airbus SE, non-registered shares	91,488	19,917
Rolls-Royce Holdings PLC	988,016	17,756
General Electric Co.	43,454	14,873
Hitachi, Ltd.	404,100	13,523
Copa Holdings SA, Class A	82,569	11,445
Safran SA	23,440	9,417
Localiza Rent a Car SA, ordinary nominative shares	820,816	8,127
Techtronic Industries Co., Ltd.	477,000	7,780
IHI Corp.	269,700	7,431
BAE Systems PLC	254,420	7,241
International Container Terminal Services, Inc.	546,450	6,804
AGCO Corp.	47,802	6,525
Kanzhun, Ltd., Class A (ADR)	381,597	6,136
Weichai Power Co., Ltd., Class A	1,497,400	6,085
Motiva Infraestrutura de Mobilidade SA	1,825,630	5,929
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	214,223	5,590
Aselan Elektronik Sanayi ve Ticaret AS	760,224	5,572
Mitsui & Co., Ltd.	145,900	5,486
Leonardo SpA	80,922	5,431
Contemporary Amperex Technology Co., Ltd., Class A	106,900	5,333
WEG SA	542,992	5,264
Uber Technologies, Inc. (a)	60,708	4,579
Capital Group New Geography Equity ETF — Page 2 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Shenzhen Inovance Technology Co., Ltd., Class A	418,500	$4,451
Daikin Industries, Ltd.	30,400	3,877
Siemens AG	12,484	3,649
DSV A/S	13,609	3,520
TransDigm Group, Inc.	2,620	3,413
Mitsubishi Heavy Industries, Ltd.	87,400	2,806
Larsen & Toubro, Ltd.	59,319	2,790
Carrier Global Corp.	41,080	2,646
Jiangsu Hengli Hydraulic Co., Ltd., Class A	150,800	2,482
GE Vernova, Inc.	2,497	2,181
Hanwha Aerospace Co., Ltd.	2,270	1,886
		219,945
Consumer discretionary 10.07%
MercadoLibre, Inc. (a)	14,690	25,819
Alibaba Group Holding, Ltd. (ADR)	126,316	18,203
Midea Group Co., Ltd., Class A	1,401,200	16,073
LVMH Moet Hennessy-Louis Vuitton SE	20,126	12,939
Eicher Motors, Ltd.	125,735	11,071
Trip.com Group, Ltd. (ADR)	122,896	6,467
Trip.com Group, Ltd.	76,000	3,996
Compagnie Financiere Richemont SA, Class A	41,107	8,407
H World Group, Ltd. (ADR)	147,023	8,057
TVS Motor Co., Ltd.	130,539	5,552
Galaxy Entertainment Group, Ltd.	1,039,000	5,546
Hyundai Motor Co.	11,476	5,377
Vibra Energia SA	861,811	5,030
Prosus NV, Class N	88,473	4,549
Jumbo SA	149,429	4,382
BYD Co., Ltd., Class H	298,400	3,622
Sea, Ltd., Class A (ADR) (a)	33,387	3,621
Pop Mart International Group, Ltd.	123,000	3,613
Ryohin Keikaku Co., Ltd.	154,800	3,566
Maruti Suzuki India, Ltd.	20,946	3,421
Wynn Resorts, Ltd.	27,152	2,938
Li Ning Co., Ltd.	1,020,000	2,936
Naspers, Ltd., Class N	50,167	2,789
Meituan, Class B (a)	240,100	2,490
PDD Holdings, Inc. (ADR) (a)	23,793	2,468
Tesla, Inc. (a)	5,939	2,390
Eternal, Ltd. (a)	704,695	1,908
Amadeus IT Group SA, Class A, non-registered shares	25,036	1,560
		178,790
Communication services 9.33%
Tencent Holdings, Ltd.	630,128	41,722
Alphabet, Inc., Class A	48,298	15,057
Alphabet, Inc., Class C	32,301	10,060
Bharti Airtel, Ltd.	1,011,155	20,887
Meta Platforms, Inc., Class A	29,556	19,158
MTN Group, Ltd.	1,286,938	16,776
NetEase, Inc.	297,700	6,819
NetEase, Inc. (ADR)	50,788	5,839
KT Corp. (ADR)	378,957	9,019
America Movil, SAB de CV, Class B (ADR)	221,988	5,776
Capital Group New Geography Equity ETF — Page 3 of 8

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
True Corp. PCL, foreign registered shares	9,799,100	$4,571
True Corp. PCL, nonvoting depository receipts	330,500	154
Telkom Indonesia (Persero) Tbk PT, Class B	20,000,800	4,223
Baidu, Inc., Class A (ADR) (a)	32,114	3,996
Tencent Music Entertainment Group, Class A (ADR)	114,501	1,672
		165,729
Materials 7.84%
Grupo Mexico, SAB de CV, Series B	1,207,055	15,352
Vale SA (ADR), ordinary nominative shares	709,969	12,197
Glencore PLC (a)	1,571,647	11,310
First Quantum Minerals, Ltd. (a)	325,776	9,754
Barrick Mining Corp.	188,634	9,571
APL Apollo Tubes, Ltd.	377,276	9,267
Southern Copper Corp.	32,712	7,141
Valterra Platinum, Ltd.	56,038	6,561
Amcor PLC (CDI)	133,918	6,465
Zijin Gold International Co., Ltd. (a)	195,300	5,837
Freeport-McMoRan, Inc.	71,376	4,859
BASF SE	72,144	4,152
Wheaton Precious Metals Corp. (CAD denominated)	24,580	4,005
Anhui Conch Cement Co., Ltd., Class H	1,107,500	3,468
Nutrien, Ltd.	45,084	3,391
Linde PLC	6,588	3,347
Aura Minerals, Inc.	38,389	3,242
Suzano SA	284,551	3,219
Saudi Basic Industries Corp., non-registered shares	214,513	3,100
Anglo American PLC	61,288	3,057
Sika AG	13,489	2,798
Siam Cement PCL, foreign registered shares	377,000	2,729
Pan American Silver Corp.	35,845	2,463
Impala Platinum Holdings, Ltd.	87,672	1,947
		139,232
Health care 4.84%
Max Healthcare Institute, Ltd.	1,255,137	15,065
AstraZeneca PLC	58,439	12,240
Novo Nordisk A/S, Class B	301,752	11,352
Thermo Fisher Scientific, Inc.	18,700	9,745
Laurus Labs, Ltd.	735,729	8,700
Eli Lilly and Co.	8,181	8,606
BeOne Medicines, Ltd. (ADR) (a)	14,726	4,668
Innovent Biologics, Inc. (a)	362,500	3,943
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	410,250	3,385
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	65,219	2,208
Abbott Laboratories	17,779	2,069
Dr. Sulaiman Al Habib Medical Services Group Co.	32,211	1,984
EssilorLuxottica SA	7,429	1,977
		85,942
Consumer staples 4.48%
Nestle SA	162,255	17,723
Kweichow Moutai Co., Ltd., Class A	50,100	10,633
Arca Continental, SAB de CV	611,457	7,359
JBS NV (BDR) (a)	328,772	5,497
Capital Group New Geography Equity ETF — Page 4 of 8

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S, Class B	31,524	$4,901
Anheuser-Busch InBev SA/NV	56,509	4,595
Shoprite Holdings, Ltd.	259,414	4,309
Dino Polska SA, non-registered shares (a)	306,951	3,453
KT&G Corp.	29,193	3,310
Raia Drogasil SA, ordinary nominative shares	603,962	2,955
Philip Morris International, Inc.	15,274	2,854
ITC, Ltd.	825,790	2,847
British American Tobacco PLC	39,156	2,448
Avenue Supermarts, Ltd. (a)	54,352	2,299
Tsingtao Brewery Co., Ltd., Class H	322,000	2,181
United Spirits, Ltd.	139,989	2,125
		79,489
Energy 2.31%
Reliance Industries, Ltd.	716,337	10,975
TotalEnergies SE	123,839	9,845
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	265,732	4,419
SLB, Ltd.	69,956	3,592
Adnoc Gas PLC	3,745,140	3,467
Vista Energy, SAB de CV, Class A (ADR) (a)	58,000	3,349
ADNOC Drilling Co. PJSC	2,362,050	3,293
Chevron Corp.	11,531	2,153
		41,093
Real estate 1.48%
Lodha Developers, Ltd.	1,102,718	11,979
China Resources Mixc Lifestyle Services, Ltd.	675,000	4,107
CK Asset Holdings, Ltd.	630,000	4,009
China Resources Land, Ltd.	876,500	3,560
Emaar Properties PJSC	587,050	2,589
		26,244
Utilities 1.44%
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	265,704	7,976
Gulf Development PCL (a)	3,628,104	7,236
Power Grid Corp. of India, Ltd.	1,631,714	5,357
Equatorial SA	611,674	5,024
		25,593
Total common stocks (cost: $1,466,058,000)		1,729,600
Preferred securities 0.57% Financials 0.33%
Itau Unibanco Holding SA (ADR), preferred nominative shares	646,754	5,853
Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	42,523	4,251
Capital Group New Geography Equity ETF — Page 5 of 8

unaudited
Preferred securities (continued) Consumer discretionary 0.00%	Shares	Value (000)
TVS Motor Co., Ltd., 6.00% preferred shares (a)	330,300	$36
Total preferred securities (cost: $5,949,000)		10,140
Short-term securities 2.19% Money market investments 2.19%
Capital Group Central Cash Fund 3.65% (b)(c)	388,654	38,866
Total short-term securities (cost: $38,862,000)		38,866
Total investment securities 100.17% (cost: $1,510,869,000)		1,778,606
Other assets less liabilities (0.17)%		(2,934)
Net assets 100.00%		$1,775,672
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 2.19%
Money market investments 2.19%
Capital Group Central Cash Fund 3.65% (b)	$13,985	$277,317	$252,435	$(3)	$2	$38,866	$652

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 2/28/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group New Geography Equity ETF — Page 6 of 8

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
Capital Group New Geography Equity ETF — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$462,642	$—	$—	$462,642
Financials	302,262	2,639	—	304,901
Industrials	219,945	—	—	219,945
Consumer discretionary	178,790	—	—	178,790
Communication services	165,729	—	—	165,729
Materials	139,232	—	—	139,232
Health care	85,942	—	—	85,942
Consumer staples	79,489	—	—	79,489
Energy	41,093	—	—	41,093
Real estate	26,244	—	—	26,244
Utilities	25,593	—	—	25,593
Preferred securities	10,104	36	—	10,140
Short-term securities	38,866	—	—	38,866
Total	$1,775,931	$2,675	$—	$1,778,606

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP3-319-0426
Capital Group New Geography Equity ETF — Page 8 of 8